UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Faber
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Jeff Faber   New York, New York   May 15, 2013
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$431,901 (thousands)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE                          Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: March 31, 2013                                                                              Item 8:
              Item 1:                   Item 2:      Item 3:   Item 4:   Item 5:              Item 6:  Item 7: Voting Authority
              Name of                  Title of       CUSIP      Fair     Shares   Sh/   Put/   Inv.    Other     (a)     (b)  (c)
              Issuer                     Class        Number    Market      or     Prn   Call  Discr.   Mgrs     Sole   Shared None
                                                                Value   Principal
                                                               (X$1000)   Amount
APOLLO COML REAL EST FIN INC       COM              03762U105      2,258   128,380  SH          SOLE             128,380
AMERISTAR CASINOS INC              COM              03070Q101      7,818   298,073  SH          SOLE             298,073
BOULDER BRANDS INC                 COM              101405108        475    52,885  SH          SOLE              52,885
ANNIES INC                         COM              03600T104        468    12,222  SH          SOLE              12,222
CARNIVAL CORP                      PAIRED CTF       143658300      2,004    58,433  SH          SOLE              58,433
CHESAPEAKE LODGING TR              SH BEN INT       165240102      6,096   265,750  SH          SOLE             265,750
CHIMERA INVT CORP                  COM              16934Q109        513   160,868  SH          SOLE             160,868
CARMIKE CINEMAS INC                COM              143436400      7,053   389,241  SH          SOLE             389,241
COMCAST CORP NEW                   CL A SPL         20030N200      1,981    50,000  SH          SOLE              50,000
CAPITAL ONE FINL CORP              COM              14040H105     15,653   284,853  SH          SOLE             284,853
CYRUSONE INC                       COM              23283R100      4,852   212,446  SH          SOLE             212,446
DIRECTV                            COM              25490A309     13,328   235,519  SH          SOLE             235,519
EBAY INC                           COM              278642103     26,071   480,836  SH          SOLE             480,836
EAGLE MATERIALS INC                COM              26969P108     31,900   478,756  SH          SOLE             478,756
GOODRICH PETE CORP                 COM NEW          382410405     16,596 1,060,462  SH          SOLE           1,060,462
MARKET VECTORS ETF TR              GOLD MINER ETF   57060U100      5,741   151,665  SH          SOLE             151,665
GRAY TELEVISION INC                COM              389375106      3,142   669,984  SH          SOLE             669,984
HAIN CELESTIAL GROUP INC           COM              405217100      1,087    17,803  SH          SOLE              17,803
STARWOOD HOTELS&RESORTS WRLD       COM              85590A401     18,096   283,948  SH          SOLE             283,948
INVESCO MORTGAGE CAPITAL INC       COM              46131B100      2,973   139,010  SH          SOLE             139,010
JPMORGAN CHASE & CO                COM              46625H100     23,366   492,338  SH          SOLE             492,338
KROGER CO                          COM              501044101      2,944    88,844  SH          SOLE              88,844
LOCKHEED MARTIN CORP               COM              539830109        682     7,063  SH          SOLE               7,063
LAS VEGAS SANDS CORP               COM              517834107        364     6,461  SH          SOLE               6,461
MASTERCARD INC                     CL A             57636Q104      8,272    15,286  SH          SOLE              15,286
MFA FINANCIAL INC                  COM              55272X102        461    49,489  SH          SOLE              49,489
MONSTER BEVERAGE CORP              COM              611740101        452     9,473  SH          SOLE               9,473
MELCO CROWN ENTMT LTD              ADR              585464100      8,427   360,883  SH          SOLE             360,883
VAIL RESORTS INC                   COM              91879Q109      4,030    64,660  SH          SOLE              64,660
NCR CORP NEW                       COM              62886E108     23,200   841,804  SH          SOLE             841,804
NEWMONT MINING CORP                COM              651639106        480    11,459  SH          SOLE              11,459
NATURAL GROCERS BY VITAMIN C       COM              63888U108        488    21,629  SH          SOLE              21,629
METROPCS COMMUNICATIONS INC        COM              591708102     10,407   954,812  SH          SOLE             954,812
PINNACLE ENTMT INC                 COM              723456109     21,007 1,436,863  SH          SOLE           1,436,863
ROYAL CARIBBEAN CRUISES LTD        COM              V7780T103      2,780    83,697  SH          SOLE              83,697
TRANSOCEAN LTD                     REG SHS          H8817H100     25,498   490,717  SH          SOLE             490,717
SPRINT NEXTEL CORP                 COM SER 1        852061100      1,461   235,293  SH          SOLE             235,293
SPRINT NEXTEL CORP                 COM SER 1        852061100        455    73,300  SH   PUT    SOLE              73,300
SPIRIT RLTY CAP INC                COM              84860F109        363    19,100  SH          SOLE              19,100
SCRIPPS E W CO OHIO                CL A NEW         811054402      2,585   214,888  SH          SOLE             214,888
STARWOOD PPTY TR INC               COM              85571B105        306    11,012  SH          SOLE              11,012
SUSSER HLDGS CORP                  COM              869233106     18,464   361,263  SH          SOLE             361,263
FRESH MKT INC                      COM              35804H106        477    11,142  SH          SOLE              11,142
TALISMAN ENERGY INC                COM              87425E103     14,951 1,220,514  SH          SOLE           1,220,514
TIME WARNER CABLE INC              COM              88732J207      1,921    20,000  SH          SOLE              20,000
UNITED NAT FOODS INC               COM              911163103        472     9,602  SH          SOLE               9,602
VISA INC                           COM CL A         92826C839      8,451    49,759  SH          SOLE              49,759
VODAFONE GROUP PLC NEW             SPONS ADR NEW    92857W209      5,892   207,464  SH          SOLE             207,464
WELLS FARGO & CO NEW               COM              949746101     11,049   298,714  SH          SOLE             298,714
WHOLE FOODS MKT INC                COM              966837106        480     5,528  SH          SOLE               5,528
WYNDHAM WORLDWIDE CORP             COM              98310W108     28,675   444,716  SH          SOLE             444,716
XL GROUP PLC                       SHS              G98290102     23,623   779,628  SH          SOLE             779,628
HORSEHEAD HLDG CORP                COM              440694305     11,311 1,039,639  SH          SOLE           1,039,639


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